Risk management and concentrations of risk (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Total gains (losses) on derivative instruments	$ 516	$ 571	$ 1,692	$ 1,481
Interest rate swap [Member]
Ineffective portion of cash flow hedge	(26)	(28)	(3)	(380)
Amortization of amount excluded from hedge effectiveness	756	813	2,336	2,502
Reclassification from accumulated other comprehensive income	(214)	(214)	(641)	(641)
Realized gains (losses) [Member]
Total gains (losses) on derivative instruments	0	0	0	0
Unrealized gains (losses) [Member]
Total gains (losses) on derivative instruments	$ 516	$ 571	$ 1,692	$ 1,481